Financial instruments and financial risk management	12 Months Ended
Jun. 30, 2025
Financial instruments and financial risk management
Financial instruments and financial risk management

29.    Financial instruments and financial risk management

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Due to their nature, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their fair value.

Financial instruments as of June 30, 2024 is as follows:

	Year ended June 30, 2024
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Trade and other receivables	11,819	—	Amortized cost	—	—
Cash and cash equivalents	15,107	—	Amortized cost	—	—
Other assets	45,306	22,265
thereof deposits	152	—	Amortized cost	—	—
thereof other financial assets	22,889	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	40,483	40,483	N/A	—	—
Current financial liabilities
Lease liabilities	9,282	9,282	N/A	—	—
Trade and other payables	85,322	—	Amortized cost	—	—
Other liabilities	95,235	74,171
thereof other financial liabilities	21,064	—	Amortized cost	—	—

Financial instruments as of June 30, 2025 is as follows:

	Year ended June 30, 2025
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	5,186	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	96,676	—	Amortized cost	—	—
Cash and cash equivalents	603,593	—	Amortized cost	—	—
Other assets	134,766	92,880
thereof deposits	28	—	Amortized cost	—	—
thereof other financial assets	41,858	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	176,718	176,718	N/A	—	—
Other liabilities	364	364	N/A	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost
Tax liabilities	2,764	2,764	N/A
Lease liabilities	32,085	32,085	N/A	—	—
Trade and other payables	285,722	—	Amortized cost	—	—
Other liabilities	346,835	263,757
thereof other financial liabilities	83,078	—	Amortized cost	—	—

The carrying amounts of each of the measurement categories listed above and defined by IFRS 9 are as follows:

	Year ended June 30,
	2023	2024	2025
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	60,295	49,967	747,341
Financial liabilities measured at Amortized cost (AC)	90,665	106,385	378,800

Due to their nature, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their fair value.

There were no transfers between the different levels of the fair value hierarchy during fiscal year 2024 and fiscal year 2025. LuxExperience Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the end of the reporting period.

As LuxExperience Group does not meet the criteria for offsetting, no financial instruments are netted.

Foreign exchange derivatives held only during the year were designated as hedging instruments, the effective fair value changes of which were recognized in separate components of equity. The development of the corresponding reserves is shown in the following table:

(in € thousands)	July 1, 2024	Additions	Reclassification	June 30, 2025
OCI 1	—	920	(920)	—
OCI 2	—	1,595	(1,595)	—

Net gains or losses

The table below shows the net gains and losses of financial instruments per measurement categories defined by IFRS 9:

	Year ended June 30,
(in € thousands)	2023	2024	2025
Financial liabilities measured at Amortized cost (AC)	(401)	(1,861)	(3,113)

Net gains and losses on financial liabilities measured at amortized cost include gains and losses from interest expenses. Net gains and losses on financial assets and financial liabilities measured at fair value through profit or loss represent changes in fair value measurement.

Interest income and expenses

Interest expense is calculated by applying the effective interest rate to the gross carrying amount of liabilities measured at amortized cost (See Note 10).

Loss allowance

The movement in the loss allowance for expected credit losses in respect to trade and other receivables during fiscal year 2024 and fiscal year 2025 was as follows:

	Year ended June 30,
in € thousands	2024	2025
Beginning of fiscal year	278	—
Decrease loss allowance during the period	(278)	—
Additions through business combinations	—	2,627
Increase loss allowance during the period	—	1,504
End of fiscal year	—	4,131

Default risks from other financial instruments are immaterial.

Financial risk management

LuxExperience Group’s management has the overall responsibility to establish and oversee LuxExperience Group’s financial risk management. LuxExperience Group’s financial risk management policies are established to identify and analyze the risks faced by LuxExperience Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and LuxExperience Group’s activities. LuxExperience Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

LuxExperience Group has exposure to the following risks arising from financial instruments:

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates or interest rates will affect LuxExperience Group’s income or the value of its financial instruments. LuxExperience Group manages its market risk on a centralized basis with the objectives of managing and controlling market risk exposures within acceptable parameters.

Currency risk

Currency risks exist in particular where trade receivables, trade payables, cash and cash equivalents and planned transactions are not or will not be denominated in Euro and based on the financial currency of the subsidiaries. LuxExperience Group generates net sales in several different currencies, mostly denominated in either Euro or U.S. Dollars.

LuxExperience Group economically hedged its net foreign currency exposure at around 50%, by entering into foreign exchange hedging transactions with a maximum duration of one year. LuxExperience Group applied hedge accounting to these transactions during fiscal year 2025. As of June 30, 2025 and 2024, LuxExperience Group has no derivatives outstanding.

The following tables show the impact to profit or loss if the foreign currencies would increase or decrease against the Euro (foreign exchange sensitivity), based on the exposures in GBP, U.S. Dollars and AED as of the reporting date.

	FX Sensitivity for USD
	Year ended June 30,
	2024		2025
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	275	(336)	10,645	(13,011)

	FX Sensitivity for GBP
	Year ended June 30,
	2024		2025
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	414	(505)	2,235	(2,732)

	FX Sensitivity for AED
	Year ended June 30,
	2024		2025
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	—	—	2,142	(2,619)

Interest rate risk

The fair value of our cash and cash equivalents that were held primarily in cash deposits would not be significantly affected by either an increase or decrease in interest rates due to the short-term nature of these instruments. We do not expect that interest rates will have a material impact on our results of operations as the financing is completely based on EUR interest rates. Interest expense under our Revolving Credit Facilities is historically immaterial.

Liquidity risk

Liquidity risk is the risk that LuxExperience Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. LuxExperience Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables to ensure that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or creating other risks. Cash inflow from trade receivables are received usually within one week. Mid-to long-term payment terms with suppliers compensate for risks arising from financing of inventories.

LuxExperience Group has revolving credit facilities in place to balance monthly cash flow volatility, including a €100 million syndicated facility with Commerzbank, UniCredit and J.P. Morgan, maturing in September 2027, and a €100 million facility with Richemont International Holding S.A maturing in 2031. As of June 30, 2025, LuxExperience Group had drawn €10.0 million in cash under the €100.0 million Syndicated RCF. In addition, €10.2 million of the credit line was utilized in the form of guarantees issued under the same facility.

The following table details undiscounted contractually agreed future cash outflows from financial liabilities.

Maturity analysis of financial liabilities as of June 30, 2024:

	Year ended June 30, 2024
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	85,322	—	—	85,322	85,322
Other financial liabilities	21,064	—	—	21,064	21,064
Lease liabilities	9,282	29,188	34,822	75,622	49,765
Total	115,668	29,188	34,822	182,008	156,151

Maturity analysis of financial liabilities as of June 30, 2025:

	Year ended June 30, 2025
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	285,722	—	—	285,722	285,722
Other financial liabilities	83,078	—	—	83,078	83,078
Lease liabilities	42,771	142,089	69,627	254,487	208,803
Total	411,571	142,089	69,627	623,287	577,603

Credit risk

Credit risk is the risk of financial loss to LuxExperience Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk includes both the immediate default risk and the danger of a decline in the customer’s credit worthiness.

LuxExperience Group’s exposure to credit risk is limited, as the goods are not delivered until payment by the customer has been confirmed. Trade receivables are only generated via online and in-store sales, where customers pay the invoice amount by credit card or a comparable payment method. Due to these advanced payments, LuxExperience Group does not face significant credit risk related to its customers. LuxExperience Group also has no significant credit risk towards credit card companies, which only act as intermediaries for customer payment transactions. However, credit risk might occur in case of credit card fraud. LuxExperience Group has a team within its finance function, which is in charge of detecting early-stage credit card fraud. Credit card fraud is considered objective evidence of impairment for which LuxExperience Group recognizes lifetime ECL.

LuxExperience Group is exposed to credit risk on cash and cash equivalents, which it monitors centrally. LuxExperience Group maintains its cash deposits at financial institutions with top credit ratings. The creditworthiness of these financial institutions is constantly monitored. LuxExperience Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of these financial institutions. The loss allowance is immaterial.

The following table provides the gross carrying amounts of cash and cash equivalents by ratings as of June 30, 2024 and 2025:

	Year ended June 30,
in € thousands	2024	2025
Rating Class 1	9,696	40,150
Rating Class 2	2,528	1,776
Rating Class 3	2,883	561,666

Rating Class 1 reflects financial institutions based in the European Union; Rating Class 2 are financial institutions, with a bank license e.g. PayPal; Class 3 positions with cash held on hand and financial institutions outside the European Union.

The movement in the loss allowance for expected credit losses in respect to trade and other receivables was €0 thousand in fiscal year 2025 and fiscal year 2024. Default risks from other financial instruments are immaterial.

Capital risk management

LuxExperience Group’s objective when managing capital is to safeguard LuxExperience Group’s ability to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. LuxExperience Group is not subject to any externally imposed capital requirements.